Leases (Tables)	12 Months Ended
Dec. 31, 2021
Leases
Schedule of carrying amounts of right-of use assets recognized and the movements during the period

	2021
	k€
		Right of use	Right of
		Plant,	use
		machinery	Furniture
	Right of use	and	and
	Buildings	equipment	fixtures	Total
Acquisition and manufacturing costs
Amount beginning of the year	158,454	8,382	529	167,365
Foreign currency translation	7,442	30	—	7,472
Additions	14,077	—	215	14,292
Business combination	—	—	—	—
Disposals	2,453	—	—	2,453
Reclass	82	(335)	253	—
Amount end of the year	177,602	8,077	997	186,676
	177,602	8,077	997	186,676

Depreciation, amortisation and write-downs
Amount beginning of the year	21,169	3,939	147	25,255
Foreign currency translation	2,573	120	24	2,717
Additions	14,160	1,462	207	15,829
Disposals	2,163	—	—	2,163
Reclass	(17)	(137)	154	—
Amount end of the year	35,722	5,384	532	41,638

Net book value
Amount beginning of the year	137,285	4,443	382	142,110
Amount end of the year	141,880	2,693	465	145,038

	2020
	k€
		Right of use	Right of
		Plant,	use
		machinery	Furniture
	Right of use	and	and
	Buildings	equipment	fixtures	Total
Acquisition and manufacturing costs
Amount beginning of the year	136,158	10,475	465	147,098
Foreign currency translation	(3,410)	(6)	—	(3,416)
Additions	66,270	1,710	64	68,044
Business combination	—	—	—	—
Disposals	40,564	3,797	—	44,361
Reclass	—	—	—	—

Amount end of the year	158,454	8,382	529	167,365

Depreciation, amortisation and write-downs
Amount beginning of the year	13,702	2,914	110	16,726
Foreign currency translation	(374)	4	—	(370)
Additions	14,306	1,692	37	16,035
Disposals	6,465	671	—	7,136

Amount end of the year	21,169	3,939	147	25,255

Net book value
Amount beginning of the year	122,456	7,561	355	130,372
Amount end of the year	137,285	4,443	382	142,110

Schedule of carrying amounts of lease liabilities and the movements

	2021	2020
	k€	k€
Amount beginning of the year	145,554	131,870
Foreign currency translation	6,691	(4,126)
Additions	14,292	67,842
Business combination	—	—
Disposals	58	32,983
Accretion of interest	3,728	3,125
Payments	19,770	20,174
Amount end of the year	150,437	145,554

Schedule of lease liabilities

	31 Dec 21	31 Dec 20
	k€	k€
Current portion of lease obligations	14,473	14,616
Long-term lease obligations	135,964	130,938
	150,437	145,554

Schedule of amounts are recognised in profit and loss

	2021	2020	2019
	k€	k€	k€
Depreciation expense of right-of-use assets	15,829	16,035	14,728
Interest expense on lease liability	3,728	3,125	2,641
Expense relating to short-term leases	839	807	106
Expense relating to leases of low-value assets	56	33	185
Variable lease payments	—	—	—
Total amount recognised in profit and loss	20,452	20,000	17,660